UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Commodity Trading Advisors - Managed Futures
BlueTrend Fund L.P.	9/1/2011	$12,000,000	$12,266,355	2.43%

Total Commodity Trading Advisors - Managed Futures		12,000,000	12,266,355	2.43

Equity Long/Short - High Hedge
GEM Realty Securities, L.P.	6/1/2011	11,500,000	11,788,665	2.33
HealthCor, L.P.	7/1/2011	5,531,250	5,889,920	1.17
Magnetar Equity Opportunities Fund LLC	2/1/2011	1,965,308	3,351,872	0.66
Millennium USA, L.P.	8/1/2008	10,407,019	16,086,459	3.19

Total Equity Long/Short - High Hedge		29,403,577	37,116,916	7.35

Equity Long/Short - Opportunistic
Adelphi Europe Partners, L.P.	1/1/2013	12,000,000	12,611,490	2.50
Amiya Global Emerging Opportunities Fund, L.P.	7/1/2011	9,963,186	9,818,599	1.95
Doonbeg Fund, LP	4/1/2012	11,000,000	12,663,800	2.51
East Side Capital, L.P.	8/1/2012	10,000,000	12,100,214	2.40
ESG Domestic Opportunity Fund LP	11/1/2012	11,000,000	11,578,031	2.29
Newbrook Capital Partners LP	1/1/2013	12,000,000	12,238,133	2.42
Pelham Long/Short Fund LP	11/1/2009	16,342,893	16,671,385	3.30

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Equity Long/Short - Opportunistic (continued)
Quentec Partners, LP	10/1/2012	$9,500,000	$10,358,424	2.05%
Scopus Partners II, L.P.	4/1/2012	12,000,000	12,237,546	2.42
Seligman Tech Spectrum Fund LLC	9/1/2009	8,275,591	9,271,967	1.84
Turiya Fund LP	8/1/2012	12,000,000	13,203,735	2.62

Total Equity Long/Short - Opportunistic		124,081,670	132,753,324	26.30

Event Driven Credit
Blue Bay Emerging Market Corporate Alpha Fund Limited (The)	10/1/2012	8,000,000	8,230,589	1.63
GCA Credit Opportunities Fund, LLC	3/1/2012	11,500,000	12,642,428	2.51

Total Event Driven Credit		19,500,000	20,873,017	4.14

Macro
Autonomy Global Macro Fund L.P.	11/1/2012	7,500,000	7,724,696	1.53
Avantium Liquid EM Macro Fund LP	12/1/2011	11,000,000	11,570,452	2.29
BlueCrest Capital L.P.	7/1/2011	11,218,796	12,294,816	2.44
Brevan Howard L.P.	8/1/2004	6,949,297	18,514,107	3.67
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	8,512,486	14,880,741	2.95
Discovery Global Opportunity Partners, L.P.	9/1/2009	8,500,547	15,340,575	3.04

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Macro (continued)
Graham Global Investment Fund Ltd.	4/1/2011	$11,097,663	$12,443,190	2.47%
Meru US HFF, LP	12/1/2009	11,123,269	14,551,009	2.88
QFR Victoria Fund, Ltd.	10/1/2009	11,189,761	15,460,141	3.06
Tudor BVI Global Fund L.P. (The)	7/1/2010	10,803,333	13,580,124	2.69

Total Macro		97,895,152	136,359,851	27.02

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	2/1/2011	10,518,649	15,182,984	3.01
SPM Core Fund, L.P.	4/1/2011	12,495,695	17,679,842	3.50
Tilden Park Investment Fund LP	4/1/2012	14,000,000	19,639,437	3.89

Total Mortgage Arbitrage		37,014,344	52,502,263	10.40

Multi-Strategy
Citadel Wellington LLC	7/1/2002	11,576,456	15,722,253	3.12
HBK Fund II L.P.	11/1/2009	8,729,553	12,842,664	2.54
KLS Diversified Fund LP	7/1/2010	13,029,118	15,333,593	3.04
Magnetar Capital Fund II LP	1/1/2010	10,888,466	12,351,380	2.45
QVT Associates II LP	7/1/2009	259,030	393,330	0.08

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Multi-Strategy (continued)
QVT Onshore LP	3/1/2012	$8,471,141	$11,008,492	2.18%
QVT SLV Onshore Ltd.	3/1/2012	860,881	1,482,457	0.29

Total Multi-Strategy		53,814,645	69,134,169	13.70

Relative Value Credit
Andante Fund, L.P.	1/1/2013	11,000,000	11,168,853	2.21
Bell Point Credit Opportunities Fund, LP	5/1/2011	1,798,271	1,735,580	0.35

Total Relative Value Credit		12,798,271	12,904,433	2.56

Statistical Arbitrage
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	13,211,381	16,768,010	3.32

Total Statistical Arbitrage		13,211,381	16,768,010	3.32

Total Investments in Investment Funds		$399,719,040	490,678,338	97.22

Other Assets, less Liabilities			14,031,559	2.78

Total Partners’ Capital			$504,709,897	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2013

Strategy Allocation	Percent of Partners’ Capital
Macro	27.02%
Equity Long/Short - Opportunistic	26.30
Multi-Strategy	13.70
Mortgage Arbitrage	10.40
Equity Long/Short - High Hedge	7.35
Event Driven Credit	4.14
Statistical Arbitrage	3.32
Relative Value Credit	2.56
Commodity Trading Advisors - Managed Futures	2.43

Total Investments in Investment Funds	97.22%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Partnership’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using such valuation techniques such as a market, income, or cost approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Partnership been available.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

• Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments) or fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2013 to March 31, 2013, the Partnership did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2013 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$12,266,355	$—	$12,266,355
Equity Long/Short - High Hedge	—	15,140,537	21,976,379	37,116,916
Equity Long/Short - Opportunistic	—	97,090,951	35,662,373	132,753,324
Event Driven Credit	—	20,873,017	—	20,873,017
Macro	—	128,635,155	7,724,696	136,359,851
Mortgage Arbitrage	—	32,862,826	19,639,437	52,502,263
Multi-Strategy	—	31,055,846	38,078,323	69,134,169
Relative Value Credit	—	11,168,853	1,735,580	12,904,433
Statistical Arbitrage	—	16,768,010	—	16,768,010

Total Investment Funds	$—	$365,861,550	$124,816,788	$490,678,338

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

Investment Funds	Balance as of December 31, 2012	Transfers into Level 3*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of March 31, 2013
Equity Long/Short - High Hedge	$27,135,666	$—	$—	$(6,825,999)	$1,542,924	$123,788	$21,976,379
Equity Long/Short - Opportunistic	21,872,024	8,920,584	2,000,000	—	—	2,869,765	35,662,373
Macro	4,638,476	—	3,000,000	—	—	86,220	7,724,696
Mortgage Arbitrage	18,032,458	—	—	—	—	1,606,979	19,639,437
Multi-Strategy	37,196,869	—	4,000,000	(4,166,692)	1,668,039	(619,893)	38,078,323
Relative Value Credit	1,632,357	—	—	—	—	103,223	1,735,580

Total Investment Funds	$110,507,850	$8,920,584	$9,000,000	$(10,992,691)	$3,210,963	$4,170,082	$124,816,788

Investment Funds	Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2013
Equity Long/Short - High Hedge	$123,788
Equity Long/Short - Opportunistic	2,869,765
Macro	86,220
Mortgage Arbitrage	1,606,979
Multi-Strategy	(591,099)
Relative Value Credit	103,223

Total Investment Funds	$4,198,876

* Transfers into Level 3 of $8,920,584 are due to changes in the Partnership’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

As of March 31, 2013, there were no significant unobservable valuation inputs for Level 3 investments held.

Item 2. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a) Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Arthur Lev
Name:	Arthur Lev
Title:	Principal Executive Officer
Date:	May 29, 2013

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur Lev
Name:	Arthur Lev
Title:	Principal Executive Officer
Date:	May 29, 2013

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 29, 2013